Investment Risks	Jan. 31, 2026
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Emerging Markets Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Investment Risk. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors. Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Such risks may be greater in frontier markets.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Frontier Market Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frontier Market Investment Risk. Frontier markets are among the smallest and least mature investment markets. Frontier market countries may have greater political or economic instability and may also be subject to trade barriers, adjustments in currency values and developing or changing securities laws and other regulations. Investments in frontier market countries generally are less liquid and subject to greater price volatility than investments in developed markets or emerging markets.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | China Region Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
China Region Risk. Economies of countries in the China region differ from the U.S. economy or other foreign (including emerging) economies in various ways, such as structure, general development, government involvement, wealth distribution, interest rates, rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the China region are affected by developments in the economies and governmental actions of their principal trading partners, such as the imposition of trading restrictions and tariffs. The Chinese central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation, state ownership and/or other involvement. Actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China and operations of particular Chinese companies, which could adversely affect the value and liquidity of investments. For example, a government may restrict investment in companies or industries considered important to national interests, intervene in the financial markets, maintain strict currency controls, or impose repatriation restrictions. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers may suspend the trading of their equity securities. In addition, there is the potential of increased tariffs and restrictions (and threats thereof) on trade between the U.S. and China, concerns of which have been heightened (and realized) by recent developments in relations between the U.S., other trading partners and China, including the designation of China as a “foreign adversary” of the U.S., as well as countersanctions or countermeasures from the Chinese government that have been triggered or are expected to be triggered. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry, Chinese issuers, the liquidity or price of the Fund’s direct or indirect investments in China and, therefore, the Fund. The Fund’s investments in Chinese securities are also subject to additional risks associated with differing regulatory and audit requirements in Chinese securities markets as compared to the U.S. securities market, including a lack of reliable audits and other financial information regarding many Chinese companies and heightened risk of market manipulation and fraud, which may be increased through actions taken by the Chinese government. In addition, the relationship between China and Taiwan is particularly sensitive, and hostilities between China and Taiwan, including continued threats by China to invade and control Taiwan, present a significant risk to the Fund’s investments in China. Ongoing political tension between the People’s Republic of China and the Hong Kong Special Administrative Region may have impacts on the economy of Hong Kong, and these impacts remain uncertain. Military or diplomatic moves involving China could significant adversely affect the economies and issuers in the China region and, thus, the Fund’s investments. Although China and certain other countries in the China region may be larger and/or more established than many emerging markets, markets in these countries carry the high levels of risk associated with emerging markets. Investments in China involve a risk of total loss due to government action or inaction or other adverse circumstances.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer’s country and, in the case of depositary receipts traded on foreign markets, currency risk.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the  U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smaller Company Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially less liquid and more difficult to value.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Real Estate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. REITs  must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Rules-Based Management Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Rules-Based Management Risks. The sub-adviser uses proprietary investment techniques and analyses in making investment decisions for the  Fund, seeking to achieve its investment objective while minimizing exposure to security-specific risk. The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the sub-adviser, utilizing a rules-based process and systematic rebalancing. A systematic investment process is dependent on the sub-adviser’s skill in developing and maintaining that process. The  Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund also may lose rights in the collateral if the borrower fails financially. The Fund could also lose money if the value of the collateral decreases or if the value of any investments made with cash collateral declines.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk. To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, asset class, or sector than a fund that invests more broadly.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Geographic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geographic Risk. Because the Fund may invest significantly in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a fund that invests more broadly.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | General Fund Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer’s country and, in the case of depositary receipts traded on foreign markets, currency risk.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the  U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smaller Company Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially less liquid and more difficult to value.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Real Estate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. REITs  must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Rules-Based Management Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Rules-Based Management Risks. The sub-adviser uses proprietary investment techniques and analyses in making investment decisions for the  Fund, seeking to achieve its investment objective while minimizing exposure to security-specific risk. The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the sub-adviser, utilizing a rules-based process and systematic rebalancing. A systematic investment process is dependent on the sub-adviser’s skill in developing and maintaining that process. The  Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund also may lose rights in the collateral if the borrower fails financially. The Fund could also lose money if the value of the collateral decreases or if the value of any investments made with cash collateral declines.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk. To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, asset class, or sector than a fund that invests more broadly.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Geographic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geographic Risk. Because the Fund may invest significantly in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a fund that invests more broadly.

Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | General Fund Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | Rules-Based Management Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Rules-Based Management Risks. The sub-adviser uses proprietary investment techniques and analyses in making investment decisions for the  Fund, seeking to achieve its investment objective while minimizing exposure to security-specific risk. The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the sub-adviser, utilizing a rules-based process and systematic rebalancing. A systematic investment process is dependent on the sub-adviser’s skill in developing and maintaining that process. The  Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund also may lose rights in the collateral if the borrower fails financially. The Fund could also lose money if the value of the collateral decreases or if the value of any investments made with cash collateral declines.

Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk. To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, asset class, or sector than a fund that invests more broadly.

Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | General Fund Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | Option Strategy Risk
Prospectus [Line Items]
Risk [Text Block]
Option Strategy Risk. The Fund’s option strategy seeks to take advantage of, and its effectiveness is dependent on, a general excess of option price-implied volatilities for the S&P 500® Index over realized index volatilities. This market observation is often attributed to an excess of natural buyers over natural sellers of S&P 500® Index options. There can be no assurance that this imbalance will apply in the future over specific periods or generally. It is possible that the imbalance could decrease or be eliminated by actions of investors, including the Fund, that employ strategies seeking to take advantage of the imbalance, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | S&P 500 Index Risk
Prospectus [Line Items]
Risk [Text Block]
S&P 500® Index Risk. Calls and puts written by the Fund will be based on the S&P 500® Index or a substitute for the S&P 500® Index. In the case of the S&P 500® Index, returns realized on the Fund’s call and put positions over each roll cycle will be determined primarily by the performance of the S&P 500® Index. If the S&P 500® Index appreciates or depreciates sufficiently over the period to offset the net premium received, the Fund will incur a net loss. A substitute for the S&P 500® Index represents share interests in an exchange-traded fund that seeks to replicate the performance of the S&P 500® Index. The value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the S&P 500® Index. Certain index substitute options do not qualify as “section 1256 contracts” and disposition of such index substitute options utilized will likely result in short-term or long-term capital gains or losses, depending on the holding period. An index substitute reflects the underlying risks of the S&P 500® Index and index substitute options are subject to the same risks as S&P 500® Index options.

Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | Derivatives Risk [Member]
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Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s  counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.

Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | Leverage Risk [Member]
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Leverage Risk. Certain Fund transactions may give rise to leverage. Leverage can result from a non-cash exposure to an underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. The use of leverage may cause the Fund to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund may not be able to adjust its use of leverage rapidly enough to respond to interest rate volatility, inflation, and other changing market conditions. As a result, the Fund’s use of leverage may have a negative impact on the Fund’s performance from time to time. The loss on leveraged investments may substantially exceed the initial investment.

Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | U.S. Treasury Securities
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U.S. Treasury Securities. U.S. Treasury securities (“Treasury Securities”) are obligations of the U.S. Treasury that differ in their interest rates, maturities and times of issuance. Treasury Securities include any security or agreement collateralized or otherwise secured by Treasury Securities. As a result of their high credit quality and market liquidity, U.S. Treasury securities generally provide a lower current return than obligations of other issuers.

Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | Interest Rate Risk [Member]
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Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | Credit Risk [Member]
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Credit Risk. Investments in fixed income and other debt obligations (referred to below as “debt instruments”)  are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | Tax Risk [Member]
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Tax Risk. Only options on certain designated qualified trading markets qualify for treatment as “section 1256 contracts,” on which capital gains and losses are generally treated as 60% long-term and 40% short-term, regardless of holding period. To implement its options program most effectively, the Fund may sell index options that do not qualify for treatment as “section 1256 contracts.” Gains or losses on index options not qualifying as “section 1256 contracts” under the Code would be realized upon disposition, lapse or settlement of the positions, and, generally, would be treated as short-term gains or losses. If positions held by the Fund were treated as “straddles” for federal income tax purposes, dividends on such positions would not constitute qualified dividend income subject to favorable income tax treatment. Gains or losses on positions in a straddle are subject to special (and generally disadvantageous) tax rules.